UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 630-241-4141

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (A)
JULY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                  STATED
   VALUE                           DESCRIPTION                    COUPON   MATURITY       VALUE
-----------   -------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - 71.9%
              ABCLO, Ltd.
$ 1,500,000      Series 2007-1A, Class D (b) (c) ..............     6.69%  04/15/21   $     870,000
              ACE Securities Corp., Home Equity Loan Trust
    988,308      Series 2004-HE4, Class M11 (c) ...............     5.96%  12/25/34          11,552
  3,000,000      Series 2007-HE4, Class M8 (c) ................     4.96%  05/25/37          60,000
              ACLC Business Loan Receivables Trust
  5,000,000      Series 1998-2, Class B (b) ...................     6.85%  04/15/20       4,725,437
  2,499,845      Series 1999-2, Class B (b) ...................     8.75%  01/15/21       2,349,855
  1,499,907      Series 1999-2, Class D (b) ...................     9.35%  01/15/21       1,259,922
              Argent Securities, Inc.
  3,510,996      Series 2004-PW1, Class M10 (b) (c) ...........     5.71%  06/25/34         136,456
              Asset Backed Securities Corp., Home Equity
                 Loan Trust
    777,145      Series 2005-HE2, Class M8 (b) (c) ............     4.96%  02/25/35          26,555
              Atherton Franchisee Loan Funding
  4,038,182      Series 1999-A, Class A2 (b) ..................     7.23%  03/15/21       4,195,973
              BankAmerica Manufactured Housing Contract
                 Trust II
  2,300,000      Series 1997-1, Class B1 ......................     6.94%  06/10/21       1,060,141
              Bear Stearns Alt-A Trust
  2,244,263      Series 2006-8, Class 2A2 .....................     5.51%  08/25/46       1,112,958
              Bear Stearns Asset Backed Security Trust
  5,103,000      Series 2007-HE3, Class M9 (c) ................     4.71%  04/25/37         255,150
              BNC Mortgage Loan Trust
  5,750,000      Series 2007-2, Class B1 (b) (c) ..............     4.96%  05/25/37         402,500
  1,400,000      Series 2007-2, Class B2 (b) (c) ..............     4.96%  05/25/37          84,000
  2,000,000      Series 2007-3, Class B2 (b) (c) ..............     4.96%  07/25/37         125,000
              Bombardier Capital Mortgage Securitization Corp.
    675,989      Series 1999-B, Class A3 ......................     7.18%  12/15/15         368,696
              Captec Franchise Trust
  4,697,426      Series 1999-1, Class D (b) ...................     8.60%  01/25/13         918,790
              Citigroup Mortgage Loan Trust, Inc.
  2,301,000      Series 2003-HE3, Class M4 (c) ................     5.46%  12/25/33         386,566
              Conseco Finance Securitizations Corp.
  3,447,715      Series 1999-6, Class M1 (d) ..................     7.96%  06/01/30         278,968
  1,700,000      Series 2001-3, Class M1 ......................     7.15%  05/01/33         742,571
  3,000,000      Series 2002-2, Class M2 ......................     9.16%  03/01/33       2,168,211
              EMAC Owner Trust, LLC
  3,361,734      Series 1998-1, Class A3 (b) ..................     6.63%  01/15/25       2,840,665
  3,254,604      Series 2000-1, Class A1 (b) ..................     6.12%  01/15/27       1,952,763
  3,871,338      Series 2000-1, Class A2 (b) ..................     6.12%  01/15/27       2,322,803
              Encore Credit Receivables Trust
  3,000,000      Series 2005-4, Class M11 (b) (c) .............     4.96%  01/25/36          60,000
              FMAC Loan Receivables Trust
  1,571,056      Series 1996-B, Class A2 (b) (c) ..............     3.48%  11/15/18       1,099,740
    762,429      Series 1997-A, Class B (b) ...................     7.66%  04/15/19         764,727
 15,556,594      Series 1997-C, Class AX (b) (e) ..............     1.92%  12/15/19         855,613
  6,000,000      Series 1998-CA, Class A3 (b) .................     6.99%  09/15/20       5,220,000

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                  STATED
   VALUE                           DESCRIPTION                    COUPON   MATURITY       VALUE
-----------   -------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - (CONTINUED)
              Green Tree Financial Corp.
$ 2,065,611      Series 1996-6, Class B1 ......................     8.00%  09/15/27   $     613,526
 14,981,100      Series 1999-4, Class M1 ......................     7.60%  05/01/31       1,544,222
 18,871,692      Series 1999-5, Class M1 ......................     8.05%  03/01/30       2,086,996
              GSAMP Trust
  1,000,000      Series 2006-S3, Class A2 .....................     5.77%  05/25/36         176,300
    875,118      Series 2006-S5, Class A1 (c) .................     2.55%  09/25/36         142,023
              Halyard Multi Asset CBO I, Ltd.
  2,734,748      Series 1A, Class B (b) (c) ...................     3.95%  03/24/10       1,777,586
              Helios Series I Multi Asset CBO, Ltd.
  9,682,190      Series 1A, Class C (b) (c) ...................     5.90%  12/13/36       1,791,205
              IMC Home Equity Loan Trust
  3,086,972      Series 1997-3, Class B .......................     7.87%  08/20/28       1,736,469
  4,542,493      Series 1997-5, Class B .......................     7.59%  11/20/28         806,885
              Independence lll CDO, Ltd.
  2,000,000      Series 3A, Class C1 (b) (c) ..................     5.29%  10/03/37         820,000
              Liberty Square CDO, Ltd.
  2,100,000      Series 2001-1X, Class C (b) (c) ..............     4.81%  04/15/13       1,365,000
              Long Beach Mortgage Loan Trust
  1,966,974      Series 2006-A, Class A2 ......................     5.55%  05/25/36         354,055
              Longhorn CDO, Ltd.
  1,828,979      Series 1, Class C (b) (c) ....................     8.97%  05/10/12         731,592
              Merit Securities Corp.
  8,506,000      Series 13, Class M2 ..........................     8.65%  12/28/33       2,827,216
              Morgan Stanley ABS Capital I, Inc.
    791,842      Series 2004-NC5, Class B4 (c) (d) ............     6.21%  05/25/34         113,520
              North Street Referenced Linked Notes
  5,000,000      Series 2000-1A, Class B (b) (c) ..............     3.85%  04/28/11       3,875,000
  7,000,000      Series 2000-1A, Class D1 (b) (c) .............     5.40%  04/28/11       4,550,000
              Oakwood Mortgage Investors, Inc.
  1,591,411      Series 1999-B, Class M1 ......................     7.18%  12/15/26         409,858
  2,474,275      Series 2001-C, Class A3 (b) ..................     6.61%  02/15/21       1,358,240
  3,000,000      Series 2002-B, Class M1 ......................     7.62%  06/15/32       1,090,352
              Park Place Securities, Inc.
  1,788,245      Series 2004-WCW1, Class M9 (c) (d) ...........     5.96%  09/25/34         149,653
  3,071,273      Series 2005-WCH1, Class M10 (b) (c) ..........     4.96%  01/25/36          58,483
  5,000,000      Series 2005-WCW3, Class M11 (b) (c) ..........     4.96%  08/25/35         250,000
              Pebble Creek LCDO, Ltd.
  1,500,000      Series 2007-2A, Class E (b) (c) ..............     6.05%  06/22/14         938,250
              Pegasus Aviation Lease Securitization III
  2,859,700      Series 2001-1A, Class A3 (b) (c) .............     3.14%  03/10/14       2,001,790
              Rosedale CLO, Ltd.
  4,000,000      Series I-A, Class II (b) .....................     0.00%  07/24/21       2,400,000
              Signature 5, Ltd.
  1,000,000      Series 5A, Class C (b) .......................    12.56%  10/27/12         750,000
              Soundview Home Equity Loan Trust
  1,304,000      Series 2006-OPT1, Class M9 (b) (c) ...........     4.96%  03/25/36          57,376
  1,884,000      Series 2007-OPT3, Class M10 (b) (c) ..........     4.96%  08/25/37          75,360

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                  STATED
   VALUE                           DESCRIPTION                    COUPON   MATURITY       VALUE
-----------   -------------------------------------------------   ------   --------   -------------
ASSET-BACKED SECURITIES - (CONTINUED)
              Structured Asset Securities Corp.
$ 3,000,000      Series 2002-HF2, Class M3 (c) ................     4.46%  07/25/32   $   1,817,561
  3,527,000      Series 2007-BC3, Class B1 (b) (c) ............     4.96%  05/25/47         211,620
  2,000,000      Series 2007-OSI, Class M10 (c) ...............     4.96%  06/25/37         110,000
              UCFC Manufactured Housing Contract
    913,000      Series 1996-1, Class M .......................     7.90%  01/15/28         579,099
  2,000,000      Series 1998-3, Class M1 ......................     6.51%  01/15/30         700,000
                                                                                      -------------
              TOTAL ASSET-BACKED SECURITIES
              (Cost $105,686,031) .............................                          74,924,849
                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
              Countrywide Alternative Loan Trust
  3,911,601      Series 2005-56, Class B4 (b) (c) .............     3.71%  11/25/35         195,580
  3,422,651      Series 2005-56, Class M4 (c) .................     3.38%  11/25/35       1,540,193
  2,679,462      Series 2006-OA2, Class B2 (c) ................     4.71%  05/20/46         107,178
              Countrywide Home Loans, Inc., Pass-Through
                 Certificates
  1,039,449      Series 2004-23, Class B4 (c) .................     3.71%  11/25/34         441,766
              Deutsche Alt-A Securities, Inc. Mortgage Loan
                 Trust
  3,000,496      Series 2007-OA4, Class M10 (c) ...............     5.46%  08/25/47          15,002
              HarborView Mortgage Loan Trust
  1,334,086      Series 2004-2, Class B5 (c) ..................     3.79%  06/19/34         533,634
  1,143,754      Series 2004-8, Class B5 (c) ..................     3.71%  11/19/34         486,096
              Washington Mutual Pass-Through Certificates
  3,732,979      Series 2006-AR2, Class B13 (b) (c) ...........     4.21%  04/25/46         111,989
  1,390,771      Series 2006-AR4, Class B13 (b) (c) ...........     3.66%  05/25/46         139,077
  2,643,449      Series 2006-AR4, Class B14 (b) (c) ...........     3.66%  05/25/46          79,303
                                                                                      -------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $ 7,419,890) ..............................                           3,649,818
                                                                                      -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
              Banc of America Large Loan, Inc.
  1,000,000      Series 2005-MIB1, Class L (b) (c) ............     5.46%  03/15/22         763,933
              CS First Boston Mortgage Securities Corp.
    243,793      Series 1995-WF1, Class G (b) .................     8.57%  12/21/27         244,616
              FannieMae-ACES
  8,458,685      Series 1998-M7, Class N, IO (e) (f) ..........     0.00%  05/25/36         136,148
              GE Capital Commercial Mortgage Corp.
    955,269      Series 2000-1, Class G (b) ...................     6.13%  01/15/33         752,019
              Government National Mortgage Association
 69,753,432      Series 2001-44, Class IO, IO (e) .............     0.47%  07/16/41       1,058,306
 37,782,215      Series 2003-59, Class XA, IO (e) .............     1.98%  06/16/34       2,822,709
              LB-UBS Commercial Mortgage Trust
  4,948,222      Series 2001-C7, Class S (b) ..................     5.87%  11/15/33       2,493,805
              Morgan Stanley Capital I, Inc.
  5,000,000      Series 2003-IQ5, Class O (b) .................     5.24%  04/15/38       1,121,020
                                                                                      -------------
              TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
              (Cost $ 15,814,078) .............................                           9,392,556
                                                                                      -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                  STATED
   VALUE                           DESCRIPTION                    COUPON   MATURITY       VALUE
-----------   -------------------------------------------------   ------   --------   -------------
CORPORATE BONDS AND NOTES - 1.4%
$ 1,500,000   Lexington Precision Corp., Units (g) ............     0.00%  08/01/09   $   1,455,000
                                                                                      -------------
              TOTAL CORPORATE BONDS AND NOTES
              (Cost $ 1,200,000) ..............................                           1,455,000
                                                                                      -------------
STRUCTURED NOTES - 9.5%
              Babson CLO, Ltd.
  5,000,000      Series 2005-1A, Subordinated Note (b) ........     0.00%  04/15/19       3,650,000
              Flagship CLO
  1,000,000      Series 2005-4I, Subordinated Note (b) ........     0.00%  06/01/17         685,000
              Kenmore Street Synthetic CDO
 10,000,000      Series 2006-1A, Note (b) (c) .................     7.80%  04/30/14       1,600,000
              MM Community Funding III
  6,500,000      Series 3A, Subordinated Notes (b) ............     0.00%  05/01/32       2,795,000
  2,000,000   Preferred Term Securities XXV, Ltd. (d) .........     0.00%  06/22/37       1,187,600
                                                                                      -------------
              TOTAL STRUCTURED NOTES
              (Cost $14,302,840) ..............................                           9,917,600
                                                                                      -------------

   SHARES                        DESCRIPTION                                              VALUE
-----------   -------------------------------------------------                       -------------
PREFERRED SECURITIES - 6.3%
      3,000   AMMC CLO IV, Ltd. (b) (h) .......................                       $   1,110,000
      2,000   Babson CLO, Ltd. (b) (h) ........................                             960,000
      3,500   Independence III CDO, Ltd., Series 3A, Class PS
                 (b) (h) ......................................                             420,000
      4,775   Pro Rata Funding, Ltd., Inc. (b) (h) ............                           2,626,250
      2,000   Soloso CDO, Ltd., Series 2005-1 (b) (h) .........                           1,074,375
      3,000   White Marlin CDO, Ltd., Series AI (b) (h) .......                             315,000
                                                                                      -------------
              TOTAL PREFERRED SECURITIES
              (Cost $10,192,909) ..............................                           6,505,625
                                                                                      -------------
              TOTAL INVESTMENTS - 101.6%
              (Cost $154,615,748) (i) .........................                         105,845,448
              LOAN OUTSTANDING - (11.5)% ......................                         (12,000,000)
              NET OTHER ASSETS AND LIABILITIES - 9.9% .........                          10,303,449
                                                                                      -------------
              NET ASSETS - 100.0% .............................                       $ 104,148,897
                                                                                      =============

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
JULY 31, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Valhalla Capital Partners, LLC , the Fund's investment sub-advisor. At July 31, 2008, securities noted as such amounted to $74,359,268 or 71.4% of net assets.

(c) Floating-rate security. The interest rate shown reflects the rate in effect at July 31, 2008.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (See Note 1C-Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(e)  IO - Interest only

(f)  ACES - Alternative Credit Enhancement Securities

(g)  The issuer is in default. Income is not being accrued.

(h)  Zero coupon.

(i) Aggregate cost for federal income tax and financial reporting purposes. As of July 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,210,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $54,980,833.

CBO   Collateralized Bond Obligation

CDO   Collateralized Debt Obligation

CLO   Collateralized Loan Obligation

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Board of Trustees which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. The Fund's Portfolio of Investments includes investments with a value of $65,351,093 (61.7% of total investments) as of July 31, 2008, whose values have been determined based on prices supplied by dealers in the absence of readily determinable values. These values may differ from the values that would have been used had an independent price for these investments existed, and the differences could be material. The remaining investments, with a value of $40,494,355 (38.3% of total investments), were valued by an independent pricing service.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation for a particular security, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. A variety of factors may be considered in determining the fair value of such securities including 1) the fundamental business data relating to the issuer; 2) an evaluation of the forces which influence the market in which these securities are purchased and sold; 3) type of holding; 4) financial statements of the issuer; 5) cost at date of purchase; 6) credit quality and cash flow of the issuer based on external analysis; 7) information as to any transactions in or offers for the holding; 8) price and extent of public trading in similar securities of the issuer/borrower, or comparable companies; and 9) other relevant factors. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including mortgage-backed securities, asset-backed securities, corporate bonds and collateralized debt obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Recent instability in the markets for fixed income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility of market prices and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

                    FIRST TRUST STRATEGIC HIGH INCOME FUND II
                            JULY 31, 2008 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the 1933 Act, normally to qualified institutional buyers. As of July 31, 2008, the Fund held restricted securities as shown in the table below that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                    CARRYING                              % OF
                                                        ACQUISITION    PRINCIPAL     VALUE      CARRYING                   NET
SECURITY                                                   DATE          VALUE     PER SHARE      COST         VALUE     ASSETS
-----------------------------------------------------   -----------   ----------   ---------   ----------   ----------   ------
Conseco Finance Securitizations Corp., Series 1999-6,
   Class M1, 7.96%, 06/01/30                             04/27/06     $3,447,715   $ 8.09      $       --   $  278,968    0.27%
Morgan Stanley ABS Capital I, Inc., Series 2004-NC5,
   Class B4, 6.21%, 05/25/34                             06/14/06        791,842    14.34         714,436      113,520    0.11
Park Place Securities, Inc., Series 2004-WCW1,
   Class M9, 5.96%, 09/25/34                             06/08/06      1,788,245     8.37          81,844      149,653    0.14
Preferred Term Securities XXV, Ltd.                      03/22/07      2,000,000     0.59       1,931,579    1,187,600    1.14
                                                                      ----------               ----------   ----------    ----
                                                                      $8,027,802               $2,727,859   $1,729,741    1.66%
                                                                      ==========               ==========   ==========    ====

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President
                           and Chief Executive Officer
                           (principal executive officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date       September 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.